Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment at cost	$ 844
Less: Accumulated depreciation	(47)
Property and equipment, net	797
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment at cost	816
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment at cost	$ 28